Due to target company (Greenland)	12 Months Ended
Jan. 31, 2026
PELICAN ACQUISITION CORPORATION
Due to target company (Greenland)

Note 9 — Due to target company (Greenland)

On September 9, 2025, Pelican Merger Sub issued a promissory note to Greenland in the amount of $100,000, to be used, in part, for merger related transaction costs (the “Promissory Note”). The Promissory Note is unsecured, interest-free and due on the date on which Greenland closes its initial business combination. On September 9, 2025, Greenland deposited $100,000 into Pelican’s operating account; Pelican recorded this as an amount as due to target company (Greenland) on the accompanying balance sheets as of January 31, 2026.

On November 24, 2025, Pelican Holdco, Inc. issued a promissory note to Greenland in the amount of $200,000 to be used, in part, for merger related transaction costs (the “Promissory Note 2”). The Promissory Note 2 is unsecured, interest-free and due on the date on which Greenland closes its initial business combination. The Company recorded a total of $89,740 as due to Pelican Holdco on the accompanying balance sheets as of January 31, 2026.